Loan Payable (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Loan Payable [Line Items]
Loan payable	$ 409,956
Loan From Third Party [Member]
Loan Payable [Line Items]
Loan bears an annual interest	2.00%
Loan matured date	Nov. 15, 2026